Related Party Transactions - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total deferred revenue – related parties	$ 114,030	$ 125,663
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 109,784	121,269
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 4,246	$ 4,394